Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31,
	2013	2012
	U.S. Dollars
Land	863	863
Building	10,245	10,230
Machinery and equipment	6,504	9,721
Office furniture and equipment	1,202	997
Computer equipment and software	4,566	5,683
Automobiles	65	99
Leasehold improvements	1,048	1,237

	24,493	28,830
Less accumulated depreciation	10,012	13,008

	14,481	15,822

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $2,166, $1,640, and $1,911, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L'Israel and in August 2011 with Bank Mizrahi, a lien has been placed on the Company's facility in Israel. See Note 15(D) and Note 15(E).